Commitments and contingencies - Contingencies (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Contingencies - Regulatory, Compliance and Legal
Final settlement amount	$ 104
Provision recorded in other income (expense), net		$ 325
Contingencies for regulatory, compliance and legal matters
Contingencies - Regulatory, Compliance and Legal
Accrued loss contingency related to regulatory compliance and legal contingencies		$ 86	$ 104